Financial Instruments and Financial Risk Management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 4,341	$ 3,717	$ 3,514	$ 1,311
Long-term deposit	44
Assets	17,837	6,368
Liabilities:
Contingent Consideration	2,170
Lease liabilities		166
Liabilities	15,060	2,658
Financial Instruments [Member]
Liabilities:
Short-term loan	4
Contingent Consideration	2,170
Convertible debentures	7,151
Lease liabilities	508
Trade payables and other payables	1,790	1,054
IIA liability	116	131
Derivative financial instruments	1,637	729
Liabilities	13,376	1,914
Financial Instruments [Member] | Financial Liabilities at Amortized Cost [Member]
Liabilities:
Short-term loan	4
Contingent Consideration
Lease liabilities	508
Trade payables and other payables	1,790	1,054
IIA liability	116	131
Derivative financial instruments
Liabilities	2,418	1,185
Financial Instruments [Member] | Liabilities at Fair Value Through Profit or Loss [Member]
Liabilities:
Short-term loan
Contingent Consideration	2,170
Convertible debentures	7,151
Lease liabilities
Trade payables and other payables
IIA liability
Derivative financial instruments	1,637	729
Liabilities	10,958	729
Financial assets at amortised cost, category [member] | Financial Instruments [Member]
Assets:
Cash and cash equivalents	4,341
Trade receivable and other receivables (excluding prepaid expenses)	970
Long-term deposit	44
Restricted deposits	29
Assets	$ 5,384
Loans and receivables, category [member] | Financial Instruments [Member]
Assets:
Cash and cash equivalents		3,717
Trade receivable and other receivables (excluding prepaid expenses)		910
Restricted deposits		104
Assets		$ 3,741